Summary of Significant Accounting Policies (Details) (USD $)	5 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Percentage basis of funds on deposit for interest income recognition (in hundredths)		100.00%
Partnership assets percentage not deposited as margin credit for interest income (in hundredths)		80.00%
MS&Co flat rate monthly brokerage fee on net assets (in hundredths)		0.1667%
MS&Co flat rate annual brokerage fee on net assets (in hundredths)	5.375%	2.00%
Percentage basis Partnership offer price to net asset value per Unit (in hundredths)		100.00%
Limited partners unit that can be redeemed (in hundredths)		100.00%
Aggregate amount of redemption charges paid		$ 0	$ 0	$ 0
Class of Units A [Member]
Schedule of Equity Method Investments [Line Items]
Partnership pays the Placement Agent the following percentage, based on net asset value (in hundredths)		3.375%
Class of Units D [Member]
Schedule of Equity Method Investments [Line Items]
Partnership pays the Placement Agent the following percentage, based on net asset value (in hundredths)		0.75%
General Partner [Member] | Class of Units A [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount		25,000
General Partner [Member] | Class of Units D [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount		5,000,000
ERISA/IRA Investors [Member]
Schedule of Equity Method Investments [Line Items]
Minimum partnership subscription amount		10,000
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Incremental additional subscriptions		$ 10,000
Whole Units required per redemption (in units)		300